UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23036

BNY Mellon Absolute Insight Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	10/31/2019

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Core Plus Fund

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon Core Plus Fund

SEMIANNUAL REPORT October 31, 2019

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Core Plus Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Core Plus Fund (formerly, BNY Mellon Insight Core Plus Fund), covering the six-month period from May 1, 2019 through October 31, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced periods of volatility during the reporting period, caused in part by concerns over slowing global growth and trade tensions. Prior to the start of the period, stocks enjoyed steady gains, as investors responded favorably to comments from the U.S. Federal Reserve (the “Fed”). However, the momentum shifted in May 2019, and equity securities began the six months by losing ground. The first month of the period brought increased trade tensions between the U.S. and China and renewed anxiety over moderating global economic growth rates. Markets resumed their upward trajectory in June and July of 2019, when a trade deal appeared more likely, and the pace of U.S. economic growth remained steady. Nevertheless, concerns continued to emerge over slowing global growth, resulting in bouts of market volatility in August 2019. But stocks rebounded in September and continued an upward path through most of October 2019, supported in part by central bank policy and consistent consumer spending.

In fixed-income markets, indices generally rose during the reporting period, as mixed economic data and the Fed’s new data-dependent stance regarding future policy moves suggested the economy could be slowing. Markets had been expecting a loosening of monetary policy, and at the end of July 2019, the Fed cut the federal funds rate by 25 basis points. The Fed cut rates again in September and October, for a total 75-basis-point reduction in the federal funds rate during the six months. Concerns about the pace of global economic growth also fueled demand for fixed-income instruments during much of the reporting period, resulting in positive bond market returns.

We remain optimistic on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
November 15, 2019

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from May 1, 2019 through October 31, 2019, as provided by primary portfolio managers Gautam Khanna, James DiChiaro, Jason Celente and E. Gerard Berrigan of Insight North America LLC, Sub-Investment Adviser.

Market and Fund Performance Overview

For the six-month period ended October 31, 2019, BNY Mellon Core Plus Fund’s (formerly, BNY Mellon Insight Core Plus Fund) Class A shares produced a total return of 5.87%, Class C returned 5.47%, Class I returned 6.00%, and Class Y shares produced a total return of 6.01%.1 In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”), produced a total return of 5.71% for the period.2

Fixed income securities produced positive returns, on average, over the reporting period, as global interest rates rallied amid concerns about a slowdown in the U.S. and global economy. The fund’s Class A, I and Y shares outperformed the Index for the full reporting period, primarily due to an overweight exposure to the investment grade and high yield areas of the bond market, as well as positions in higher-yielding, shorter-dated securities.

The Fund’s Investment Approach

The fund seeks high total returns consistent with the preservation of capital. To pursue its goal, the fund normally invests in a diversified portfolio of fixed income securities of U.S. and foreign issuers. The fund normally invests primarily in fixed income securities rated, at the time of purchase, investment grade or the unrated equivalent as determined by the fund’s subadviser. The fund may invest up to 25% of its net assets in fixed income securities rated, at the time of purchase, below investment grade or the unrated equivalent as determined by the fund’s subadviser.3 Typically, the fund’s portfolio can be expected to have an average effective duration ranging between three and eight years.

In constructing the fund’s portfolio, we rely primarily on proprietary, internally generated credit research focusing on identifying attractive relative values through industry/sector analysis and detailed individual security selection. We analyze individual issuer credit risk based on factors such as management depth and experience, competitive advantage, market and product position, and overall financial strength.

Economy Slows, Fed Cuts Rates

Over the reporting period, the U.S. economy grew at a healthy pace, underpinned by approximately 3% consumption growth, continued business investment and acceleration in government spending. Alongside this, unemployment moved to a 50-year low of 3.5% which helped sustain wage growth above 3%. U.S. GDP growth for the second quarter was 2.0% and a respectable 2.3%, year-over-year. Corporate profitability was also solid. However, a weakening economic outlook outside the U.S. (particularly in Europe) and ongoing geopolitical and trade tensions weighing on manufacturing sentiment helped central banks pivot towards a dovish stance. The Federal Reserve (the “Fed”) cut policy rates in July, September and October, bringing the target to a range of 1.50% to 1.75%.

U.S. credit markets began the second quarter carrying the positive momentum from the first quarter of 2019, supported by an encouraging earnings season and a notable rise in technical support from Asian investors. By mid-April 2019, spreads had reached their narrowest levels

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

since October 2018, essentially retracing the fourth-quarter 2018 sell-off. However, the rally slowed in May 2019, mainly due to an escalation of trade tensions with China.

Trade negotiations with China failed to reach a breakthrough over the reporting period, and tensions with Europe also resurfaced, with the U.S. administration proposing WTO-sanctioned tariffs to countries subsidizing Europe’s Airbus. The U.S. also threatened an escalating scale of tariffs against Mexico relating to illegal immigration. The weakness reversed in June 2019, with the main factor being a decidedly dovish tilt from global central banks, including the Fed, which prompted markets to price in a 100% probability of a Fed rate cut in July. Markets also saw some relief on the trade front with China late in the third quarter and a deal with Mexico preventing further tariffs.

In the third quarter of 2019, risk sentiment again weakened during August, causing volatility to rise. Contributors arrived from almost all corners of the globe. In the U.S., the Fed disappointed markets by characterizing its (widely expected) rate cut as a mere “mid-cycle” adjustment; trade tensions with China escalated further, with the U.S. announcing tariffs on a remaining $300 billion of imports. In addition, fears of a disruptive “no deal” Brexit increased, as Boris Johnson replaced Theresa May as UK prime minister, and political risks flared up in South America and continued in Italy. In Europe, the manufacturing sector continued to weaken considerably. The result was a rally in global-rates markets, which at one point saw over $17 trillion of global bonds trading at negative yields. The U.S. yield curve also flattened, with additional segments of the curve inverting.

Investment Grade and High Yield Securities Drove Fund Results

The fund’s outperformance versus the Index was driven largely by asset allocations to investment grade corporate bonds and to high yield bonds. Overweight positions in the following industries were especially advantageous: financials, pipelines, communications and refining. In addition, the allocation to higher-yielding, shorter-dated issues in the asset-backed securities market also contributed positively to the fund’s performance. On a more negative note, positions in commercial-backed mortgage securities and collateralized debt obligations underperformed other asset classes.

Economic Outlook Improves

While our base case for the economy remains relatively benign, we believe a cautious approach to credit markets is appropriate. Broad credit market valuations are in line with historical averages, leaving little compelling value on the table, but we are constructive on the market, primarily due to the improvement in the economic outlook from just a few months ago.

We believe the domestic economy will continue to grow, albeit at a slower pace than 2019, as consumption benefits from a strong labor market, and central banks remain accommodative. We envision 2019 U.S. GDP growth of approximately 2.4% for the full year, slowing to 2.0% in 2020. The uncertainty associated with the U.S. trade dispute with China has been weighing on the domestic economy, but we are now more optimistic that “Phase 1” of an agreement will be reached. Brexit negotiations have also seemingly improved, reducing the chances of a recession in Europe, which has begun to see a potential bottoming in the manufacturing slump.

Having reduced rates three times, the Fed will likely take a patient approach before altering policy further and we expect the policy rate to be unchanged through 2020 as its “insurance” cuts appear to have had the desired impact. We believe the Fed remains data-dependent, and would act if economic or financial conditions were to worsen materially.

We continue to be selective in our exposure to high yield and have migrated the fund’s investments up in terms of credit quality, while emphasizing improving credits or those that we believe represent stable sources of income. We recognize that high yield valuations have come a long way since the start of the year, and we remain cautious on generic market beta, while focusing on idiosyncratic opportunities within the sector.

Recent shifts in the portfolio have included an increase in allocation to the securitized sectors that potentially outperform late in an economic cycle and offer structural protections. With the Fed growing its balance sheet again, we believe this will reduce market volatility and could be supportive, especially in the mortgage-backed market. The duration of the portfolio remains near neutral, relative to the Index, given global macro risk events that continue to weigh on market sentiment.

November 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and Class Y shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through August 30, 2020, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the returns would have been lower. BNY Mellon Core Plus Fund (the “fund”) commenced operations after the assets of a predecessor mutual fund reorganized into the fund on February 2, 2018. The total return figures presented for Class A, Class C and Class I shares of the fund reflect the performance of the fund’s Class Y shares for the period prior to 2/2/18 (the inception date for Class A, Class C and Class I shares). The total return figures presented for Class Y shares of the fund reflect the performance of the predecessor fund’s Institutional Class shares for the period prior to 2/2/18.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest directly in any index.

3 The fund may continue to own investment grade bonds (at the time of purchase), which are subsequently downgraded to below investment grade.

Bond funds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. The fund may use derivative instruments, such as options, futures, options on futures, forward contracts and swaps. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Core Plus Fund from May 1, 2019 to October 31, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended October 31, 2019

	Class A	Class C	Class I	Class Y
Expense paid per $1,000†	$3.62	$7.49	$2.33	$2.33
Ending value (after expenses)	$1,058.70	$1,054.70	$1,060.00	$1,060.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended October 31, 2019

	Class A	Class C	Class I	Class Y
Expense paid per $1,000†	$3.56	$7.35	$2.29	$2.29
Ending value (after expenses)	$1,021.62	$1,017.85	$1,022.87	$1,022.87

† Expenses are equal to the fund’s annualized expense ratio of .70% for Class A, 1.45% for Class C, .45% for Class I and .45% for Class Y, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

October 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.8%
Agriculture - .2%
Altria Group, Gtd. Notes	4.80	2/14/2029	1,343,000		1,477,136
Airlines - 1.1%
American Airlines Pass Through Trust, Ser. 2013-2, Cl. B	5.60	7/15/2020	166,531	[a]	169,153
American Airlines Pass Through Trust, Ser. 2017-1, Cl. AA	3.65	2/15/2029	175,250		186,426
American Airlines Pass Through Trust, Ser. 2017-2, Cl. AA	3.35	10/15/2029	264,619		274,804
American Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	3.15	2/15/2032	2,257,000		2,365,099
British Airways Pass Through Trust, Ser. 2013-1, Cl. B	5.63	6/20/2020	31,539	[a]	31,891
United Airlines Pass Through Trust, Ser. 2018-1, Cl. B	4.60	3/1/2026	157,120		164,286
United Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	4.15	8/25/2031	1,190,000		1,304,861
United Airlines Pass Through Trust, Ser. 2019-2, Cl. AA	2.70	5/1/2032	2,588,000		2,609,185
US Airways Pass Through Trust, Ser. 2013-1, Cl. B	5.38	11/15/2021	1,665,405		1,741,060
				8,846,765
Asset-Backed Certificates - 3.6%
Consumer Loan Underlying Bond Credit Trust, Ser. 2018-P2, Cl. A	3.47	10/15/2025	647,547	[a]	651,441
DB Master Finance, Ser. 2017-1A, Cl. A2I	3.63	11/20/2047	60,915	[a]	62,236
Dell Equipment Finance Trust, Ser. 2017-2, Cl. A3	2.19	10/24/2022	882,328	[a]	882,497
Marlette Funding Trust, Ser. 2018-2A, Cl. A	3.06	7/17/2028	63,540	[a]	63,619
Marlette Funding Trust, Ser. 2019-2A, Cl. A	3.13	7/16/2029	4,888,495	[a]	4,930,279
MVW Owner Trust, Ser. 2016-1A, Cl. A	2.25	12/20/2033	61,550	[a]	61,298
PNMAC Issuer Trust, Ser. 2018-FT1, Cl. A, 1 Month LIBOR +2.35%	4.17	4/25/2023	125,000	[a,b]	123,719
PNMAC Issuer Trust, Ser. 2018-GT1, Cl. A, 1 Month LIBOR +2.85%	4.67	2/25/2023	100,000	[a,b]	100,715
PNMAC Issuer Trust, Ser. 2018-GT2, Cl. A, 1 Month LIBOR +2.65%	4.47	8/25/2025	125,000	[a,b]	125,568
SCF Equipment Leasing, Ser. 2017-2A, Cl. A	3.41	12/20/2023	56,007	[a]	56,767
SoFi Consumer Loan Program, Ser. 2017-3, Cl. A	2.77	5/25/2026	92,557	[a]	92,962

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.8% (continued)
Asset-Backed Certificates - 3.6% (continued)
SoFi Consumer Loan Program Trust, Ser. 2018-1, Cl. B	3.65	2/25/2027	148,000	[a]	151,665
SoFi Consumer Loan Program Trust, Ser. 2019-4, Cl. A	2.45	8/25/2028	6,201,278	[a]	6,219,046
TAL Advantage V, Ser. 2013-1A, Cl. A	2.83	2/22/2038	140,667	[a]	140,712
Textainer Marine Containers V, Ser. 2017-1A, Cl. A	3.72	5/20/2042	99,757	[a]	100,053
Textainer Marine Containers V, Ser. 2017-2A, Cl. A	3.52	6/20/2042	405,875	[a]	407,323
Textainer Marine Containers VII, Ser. 2018-1A, Cl. A	4.11	7/20/2043	455,000	[a]	461,217
Thunderbolt Aircraft Lease, Ser. 2019-1, Cl. A	3.67	11/15/2039	5,801,000	[a]	5,800,780
Triton Container Finance IV, Ser. 2017-2A, Cl. A	3.62	8/20/2042	32,826	[a]	32,770
Upgrade Receivables Trust, Ser. 2018-1A, Cl. A	3.76	11/15/2024	1,567,941	[a]	1,573,184
Upstart Securitization Trust, Ser. 2019-2, Cl. A	2.90	9/20/2029	4,181,626	[a]	4,197,211
VSE VOI Mortgage, Ser. 2016-A, Cl. A	2.54	7/20/2033	116,066	[a]	116,065
Willis Engine Structured Trust IV, Ser. 2018-A, Cl. A	4.75	9/15/2043	1,007,811	[a]	1,051,286
				27,402,413
Asset-Backed Ctfs./Auto Receivables - 3.4%
Ally Master Owner Trust, Ser. 2018-1, Cl. A1, 1 Month LIBOR +.28%	2.19	1/17/2023	3,285,000	[b]	3,285,348
CarMax Auto Owner Trust, Ser. 2017-4, Cl. A4	2.33	5/15/2023	1,270,000		1,280,203
Drive Auto Receivables Trust, Ser. 2019-3, Cl. A2B, 1 Month LIBOR +.38%	2.29	9/15/2022	3,611,788	[b]	3,613,909
DT Auto Owner Trust, Ser. 2018-2A, Cl. C	3.67	3/15/2024	151,000	[a]	152,995
DT Auto Owner Trust, Ser. 2019-1A, Cl. A	3.08	9/15/2022	1,472,889	[a]	1,478,911
DT Auto Owner Trust, Ser. 2019-3A, Cl. A	2.55	8/15/2022	1,295,509	[a]	1,297,687
Enterprise Fleet Financing, Ser. 2017-3, Cl. A2	2.13	5/22/2023	580,891	[a]	581,102
NextGear Floorplan Master Owner Trust, Ser. 2017-1A, Cl. A2	2.54	4/18/2022	265,000	[a]	265,419
NextGear Floorplan Master Owner Trust, Ser. 2019-1A, Cl. A2	3.21	2/15/2024	2,535,000	[a]	2,597,236
NextGear Floorplan Master Owner Trust, Ser. 2019-2A, Cl. A2	2.07	10/15/2024	2,709,000	[a]	2,710,404

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.8% (continued)
Asset-Backed Ctfs./Auto Receivables - 3.4% (continued)
Nissan Auto Receivables Owner Trust, Ser. 2017-B, Cl. A4	1.95	10/16/2023	2,395,000		2,396,624
Oscar US Funding Trust IX, Ser. 2018-2A, Cl. A4	3.63	9/10/2025	1,870,000	[a]	1,937,739
Oscar US Funding Trust VII, Ser. 2017-2A, Cl. A3	2.45	12/10/2021	524,480	[a]	525,294
Oscar US Funding Trust VII, Ser. 2017-2A, Cl. A4	2.76	12/10/2024	710,000	[a]	719,073
Oscar US Funding Trust VIII, Ser. 2018-1A, Cl. A4	3.50	5/12/2025	2,730,000	[a]	2,818,980
Tesla Auto Lease Trust, Ser. 2018-B, Cl. A	3.71	8/20/2021	767,875	[a]	780,492
				26,441,416
Asset-Backed Ctfs./Student Loans - 1.6%
Commonbond Student Loan Trust, Ser. 2019-AGS, Cl. A1	2.54	1/25/2047	6,446,000	[a]	6,468,737
DRB Prime Student Loan Trust, Ser. 2016-B, Cl. A2	2.89	6/25/2040	43,679	[a]	44,069
DRB Prime Student Loan Trust, Ser. 2017-A, Cl. A2B	2.85	5/27/2042	312,911	[a]	317,770
SMB Private Education Loan Trust, Ser. 2014-A, Cl. A2B, 1 Month LIBOR +1.15%	3.06	5/15/2026	1,926,884	[a,b]	1,935,407
SMB Private Education Loan Trust, Ser. 2017-A, Cl. A2A	2.88	9/15/2034	243,890	[a]	247,693
SMB Private Education Loan Trust, Ser. 2017-B, Cl. A2B, 1 Month LIBOR +.75%	2.67	10/15/2035	145,403	[a,b]	145,693
SoFi Consumer Loan Program, Ser. 2017-C, Cl. B	3.56	7/25/2040	2,201,000	[a]	2,284,796
SoFi Professional Loan Program, Ser. 2019-A, Cl. A1FX	3.18	6/15/2048	559,817	[a]	566,329
				12,010,494
Automobiles & Components - 1.8%
Ford Motor Credit, Sr. Unscd. Notes	2.34	11/2/2020	313,000		312,219
Ford Motor Credit, Sr. Unscd. Notes	4.54	8/1/2026	3,004,000		3,025,709
Ford Motor Credit, Sr. Unscd. Notes	5.09	1/7/2021	4,000,000		4,108,442
General Motors Financial, Sr. Unscd. Notes, 3 Month LIBOR +1.10%	3.34	11/6/2021	6,513,000	[b]	6,529,589
				13,975,959
Banks - 8.3%
ABN AMRO Bank, Sub. Notes	4.75	7/28/2025	635,000	[a]	689,660
ABN AMRO Bank, Sub. Notes	4.80	4/18/2026	800,000	[a]	876,170
Banco Santander, Sr. Unscd. Notes	3.31	6/27/2029	1,000,000		1,037,405
Bank of America, Sr. Unscd. Notes	3.00	12/20/2023	353,000		361,262
Bank of America, Sr. Unscd. Notes	3.37	1/23/2026	588,000		615,809

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.8% (continued)
Banks - 8.3% (continued)
Bank of America, Sr. Unscd. Notes	3.42	12/20/2028	1,282,000		1,344,264
Bank of America, Sr. Unscd. Notes	3.50	5/17/2022	2,340,000		2,389,893
Bank of America, Sr. Unscd. Notes	3.50	4/19/2026	1,635,000		1,741,012
Bank of America, Sr. Unscd. Notes	3.71	4/24/2028	230,000		246,282
Bank of America, Sr. Unscd. Notes	3.97	3/5/2029	1,380,000		1,504,168
Bank of America, Sr. Unscd. Notes	4.00	4/1/2024	1,146,000		1,232,598
Citigroup, Sr. Unscd. Notes	3.89	1/10/2028	2,745,000		2,956,683
Citigroup, Sr. Unscd. Notes	4.65	7/30/2045	2,810,000		3,448,385
Citigroup, Sub. Notes	4.60	3/9/2026	181,000		199,232
Citigroup, Sub. Notes	4.75	5/18/2046	830,000		980,271
Citigroup, Sub. Notes	5.30	5/6/2044	174,000		219,037
Credit Suisse Group, Sr. Unscd. Notes	2.59	9/11/2025	2,867,000	[a]	2,860,486
Danske Bank, Sr. Unscd. Notes	5.00	1/12/2022	1,977,000	[a]	2,083,734
Fifth Third Bancorp, Sr. Unscd. Notes	2.38	1/28/2025	3,333,000		3,347,671
HSBC Capital Funding Dollar 1, Gtd. Notes	10.18	6/30/2030	325,000	[a]	534,511
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	4,508,000		4,726,062
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. CC	4.63	11/1/2022	211,000		210,076
JPMorgan Chase & Co., Sr. Unscd. Notes	2.70	5/18/2023	260,000		265,289
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	2,670,000		2,892,632
JPMorgan Chase & Co., Sub. Notes	4.25	10/1/2027	2,360,000		2,601,326
Mizuho Financial Group, Sr. Unscd. Notes, 3 Month LIBOR +.84%	2.84	7/16/2023	3,983,000	[b]	3,995,825
Morgan Stanley, Sr. Unscd. Notes	4.30	1/27/2045	2,105,000		2,461,126
Morgan Stanley, Sub. Notes	4.35	9/8/2026	2,500,000		2,726,205
The Goldman Sachs Group, Sr. Unscd. Notes	3.50	11/16/2026	182,000		189,920
The Goldman Sachs Group, Sr. Unscd. Notes	3.69	6/5/2028	700,000		740,196
The Goldman Sachs Group, Sr. Unscd. Notes	3.81	4/23/2029	1,205,000		1,281,067
The Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR +1.60%	3.72	11/29/2023	1,125,000	[b]	1,162,541
The Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR +1.75%	3.69	10/28/2027	250,000	[b]	262,843
The PNC Financial Services Group, Sr. Unscd. Notes	3.45	4/23/2029	2,091,000		2,258,926
Wells Fargo & Co., Sr. Unscd. Notes	3.00	2/19/2025	3,000,000		3,087,474

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.8% (continued)
Banks - 8.3% (continued)
Wells Fargo & Co., Sr. Unscd. Notes	3.07	1/24/2023	1,625,000		1,656,942
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	2,806,000		3,070,887
Westpac Banking, Sub. Notes	4.11	7/24/2034	2,042,000		2,150,005
				64,407,875
Beverage Products - 1.3%
Anheuser-Busch Inbev Worldwide, Gtd. Notes	4.00	4/13/2028	605,000		668,378
Anheuser-Busch Inbev Worldwide, Gtd. Notes	4.70	2/1/2036	115,000		132,692
Anheuser-Busch Inbev Worldwide, Gtd. Notes	4.90	2/1/2046	1,800,000		2,152,321
The Coca-Cola Company, Sr. Unscd. Notes	1.75	9/6/2024	6,730,000		6,701,063
				9,654,454
Chemicals - 1.2%
Braskem Netherlands Finance, Gtd. Notes	4.50	1/31/2030	4,084,000	[a]	4,053,370
Braskem Netherlands Finance, Gtd. Notes	5.88	1/31/2050	2,370,000	[a]	2,359,335
Olin, Sr. Unscd. Notes	5.63	8/1/2029	2,137,000		2,224,125
SABIC Capital II, Gtd. Bonds	4.00	10/10/2023	745,000	[a]	785,455
				9,422,285
Collateralized Loan Obligations Debt - 1.5%
Antares CLO, Ser. 2017-1A, Cl. B, 3 Month LIBOR +2.40%	4.37	7/20/2028	275,000	[a,b]	270,086
Arbor Realty CLO, Ser. 2017-FL3, Cl. A, 1 Month LIBOR +.99%	2.90	12/15/2027	140,000	[a,b]	140,117
Arbor Realty Commercial Real Estate, Ser. 2017-FL2, Cl. A, 1 Month LIBOR +.99%	2.90	8/15/2027	213,000	[a,b]	213,066
Arbor Realty Commercial Real Estate, Ser. 2018-FL1, Cl. A, 1 Month LIBOR +1.15%	3.06	6/15/2028	415,000	[a,b]	415,972
Fortress Credit Opportunities IX CLO, Ser. 2017-9A, Cl. A1T, 1 Month LIBOR +1.55%	3.71	11/15/2029	1,800,000	[a,b]	1,792,358
Golub Capital Partners CLO, Ser. 2017-19RA, Cl. A2, 3 Month LIBOR +1.80%	3.74	7/26/2029	340,000	[a,b]	336,508
GPMT, Ser. 2019-FL2, Cl. C, 1 Month LIBOR +2.35%	4.26	2/22/2036	6,132,000	[a,b]	6,171,763
IVY Hill Middle Market Credit Fund XII, Ser. 12A, Cl. A2, 3 Month LIBOR +2.25%	4.22	7/20/2029	340,000	[a,b]	336,345
KREF, Ser. 2018-FL1, Cl. C, 1 Month LIBOR +2.00%	3.88	6/15/2036	2,062,500	[a,b]	2,080,978

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.8% (continued)
Collateralized Loan Obligations Debt - 1.5% (continued)
LMREC, Ser. 2015-CRE1, Cl. AR, 1 Month LIBOR +.98%	2.80	2/22/2032	45,916	[a,b]	45,652
LMREC, Ser. 2016-CRE2, Cl. A, 1 Month LIBOR +1.70%	3.55	11/24/2031	36,319	[a,b]	36,387
LoanCore Issuer, Ser. 2018-CRE1, Cl. A, 1 Month LIBOR +1.13%	3.04	5/15/2028	100,000	[a,b]	100,149
				11,939,381
Collateralized Municipal-Backed Securities - .0%
FREMF Mortgage Trust, Ser. 2015-K44, Cl. B	3.68	1/25/2048	90,000	[a]	93,588
Commercial & Professional Services - .5%
Ashtead Capital, Scd. Notes	4.00	5/1/2028	260,000	[a]	261,625
Ashtead Capital, Scd. Notes	4.25	11/1/2029	200,000	[a]	202,750
DP World, Sr. Unscd. Notes	6.85	7/2/2037	690,000		908,991
ERAC USA Finance, Gtd. Bonds	4.50	2/15/2045	215,000	[a]	239,031
ERAC USA Finance, Gtd. Notes	3.85	11/15/2024	1,895,000	[a]	2,024,603
				3,637,000
Commercial Mortgage Pass-Through Ctfs. - 2.9%
Angel Oak Mortgage Trust, Ser. 2019-2, Cl. A1	3.63	3/25/2049	753,162	[a]	763,323
AREIT Trust, Ser. 2018-CRE2, Cl, C, 1 Month LIBOR +1.90%	3.79	11/14/2035	3,993,628	[a,b]	4,013,173
Bancorp Commercial Mortgage Trust, Ser. 2018-CRE4, Cl. 4, 1 Month LIBOR +.90%	2.82	9/15/2035	22,995	[a,b]	23,007
Bellemeade, Ser. 2018-2A, Cl. M1B, 1 Month LIBOR +1.35%	3.17	8/25/2028	150,000	[a,b]	150,294
CGMS Commercial Mortgage Trust, Ser. 2017-MDRB, Cl. A, 1 Month LIBOR +1.10%	3.01	7/15/2030	25,904	[a,b]	25,723
Citigroup Commercial Mortgage Trust, Ser. 2013-375P, Cl. D	3.52	5/10/2035	350,000	[a]	356,382
Citigroup Commercial Mortgage Trust, Ser. 2016-P6, Cl. C	4.28	12/10/2049	67,000		71,400
Commercial Mortgage Trust, Ser. 2015-DC1, Cl. A5	3.35	2/10/2048	2,570,000		2,706,147
Commercial Mortgage Trust, Ser. 2017-CD3, Cl. A4	3.63	2/10/2050	4,375,000		4,751,317
Federal Home Loan Mortage Corp. Structured Agency Credit Risk Debt Notes, Ser. 2018-SPI4, Cl. M1	4.46	11/25/2048	209,229	[a]	209,087
Houston Galleria Mall Trust, Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/2037	865,000	[a]	899,480
Lanark Master Issuer, Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR +.77%	2.90	12/22/2069	1,280,533	[a,b]	1,283,183

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.8% (continued)
Commercial Mortgage Pass-Through Ctfs. - 2.9% (continued)
MSBAM Commercial Mortgage Securities Trust, Ser. 2012-CKSV, Cl. C	4.29	10/15/2030	540,000	[a]	548,815
MSDB Trust, Ser. 2017-712F, Cl. C	3.63	7/11/2039	30,900	[a]	32,203
Starwood Waypoint Homes Trust, Ser. 2017-1, Cl. A, 1 Month LIBOR +.95%	2.86	1/17/2035	2,757,682	[a,b]	2,757,214
The Prudential Home Mortgage Securities Company, Ser. 1994-A, Cl. 5B	6.73	4/28/2024	164	[a]	164
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	1,680,233	[a]	1,707,369
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/10/2045	1,669,969		1,709,032
				22,007,313
Consumer Discretionary - .2%
Las Vegas Sands, Sr. Unscd. Notes	3.90	8/8/2029	1,761,000		1,816,716
Diversified Financials - .6%
American Express Credit, Sr. Unscd. Notes, Ser. F	2.60	9/14/2020	2,060,000		2,071,803
Discover Financial Services, Sr. Unscd. Notes	5.20	4/27/2022	1,825,000		1,958,765
GE Capital International Funding, Gtd. Notes	2.34	11/15/2020	215,000		214,917
Nuveen, Gtd. Notes	4.00	11/1/2028	142,000	[a]	159,503
SAFG Retirement Services, Sr. Unscd. Debs.	8.13	4/28/2023	145,000		170,268
				4,575,256
Energy - 3.2%
Abu Dhabi Crude Oil Pipeline, Sr. Scd. Bonds	4.60	11/2/2047	535,000	[a]	619,094
Antero Midstream Partners, Gtd. Notes	5.75	3/1/2027	1,132,000	[a]	849,000
CITGO Petroleum, Sr. Scd. Notes	6.25	8/15/2022	6,887,000	[a]	6,981,696
Ecopetrol, Sr. Unscd. Notes	5.88	5/28/2045	525,000		608,186
Energy Transfer Operating, Gtd. Notes	4.95	6/15/2028	225,000		245,821
Energy Transfer Operating, Gtd. Notes	5.15	2/1/2043	1,085,000		1,110,670
Enterprise Products Operating, Gtd. Notes	5.38	2/15/2078	64,000		62,977
Kinder Morgan, Gtd. Notes	7.75	1/15/2032	2,290,000		3,135,752
Kinder Morgan, Gtd. Notes	8.05	10/15/2030	238,000		314,637
Marathon Petroleum, Sr. Unscd. Notes	4.75	9/15/2044	118,000		129,573
Motiva Enterprises, Sr. Unscd. Notes	6.85	1/15/2040	300,000	[a]	365,057

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.8% (continued)
Energy - 3.2% (continued)
MPLX, Sr. Unscd. Notes	3.50	12/1/2022	595,000	[a]	613,207
MPLX, Sr. Unscd. Notes	4.13	3/1/2027	855,000		898,644
MPLX, Sr. Unscd. Notes	4.25	12/1/2027	168,000	[a]	177,319
MPLX, Sr. Unscd. Notes	4.90	4/15/2058	535,000		531,670
MPLX, Sr. Unscd. Notes	5.20	3/1/2047	1,022,000		1,096,581
MPLX, Sr. Unscd. Notes	5.20	12/1/2047	1,180,000	[a]	1,255,884
NGPL PipeCo, Sr. Unscd. Notes	7.77	12/15/2037	1,180,000	[a]	1,524,559
Petroleos Mexicanos, Gtd. Notes	6.35	2/12/2048	1,070,000		1,027,200
The Williams Companies, Sr. Unscd. Debs., Ser. A	7.50	1/15/2031	145,000		190,312
The Williams Companies, Sr. Unscd. Notes	4.50	11/15/2023	980,000		1,048,238
The Williams Companies, Sr. Unscd. Notes	6.30	4/15/2040	920,000		1,117,883
Western Midstream Operating, Sr. Unscd. Notes	4.50	3/1/2028	475,000		454,001
Western Midstream Operating, Sr. Unscd. Notes	5.30	3/1/2048	325,000		275,683
				24,633,644
Environmental Control - .4%
Republic Services, Sr. Unscd. Notes	3.38	11/15/2027	560,000		598,066
Waste Management, Gtd. Notes	2.95	6/15/2024	1,738,000		1,802,989
Waste Management, Gtd. Notes	4.60	3/1/2021	540,000		556,215
				2,957,270
Food Products - .7%
BRF, Sr. Unscd. Notes	4.88	1/24/2030	3,526,000	[a]	3,522,121
Kraft Heinz Foods, Gtd. Notes	6.88	1/26/2039	1,560,000		1,922,677
The Kroger Company, Sr. Unscd. Notes	5.40	1/15/2049	209,000		248,220
				5,693,018
Foreign Governmental - .5%
Ghana, Sr. Unscd. Bonds	8.13	1/18/2026	300,000		318,696
Perusahaan Penerbit SBSN Indonesia III, Sr. Unscd. Notes	4.45	2/20/2029	1,329,000	[a]	1,468,545
Qatar, Sr. Unscd. Notes	5.10	4/23/2048	1,345,000		1,717,942
Ukraine, Sr. Unscd. Notes	7.38	9/25/2032	505,000	[a]	529,825
				4,035,008
Forest Products & Other - .5%
Celulosa Arauco y Constitucion, Sr. Unscd. Notes	4.20	1/29/2030	1,420,000	[a]	1,419,574
Celulosa Arauco y Constitucion, Sr. Unscd. Notes	5.50	4/30/2049	2,160,000	[a]	2,286,900
				3,706,474

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.8% (continued)
Health Care - 3.2%
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	1,860,000		2,380,261
Abbvie, Sr. Unscd. Notes	3.20	5/14/2026	4,425,000		4,533,921
Aetna, Sr. Unscd. Notes	2.80	6/15/2023	2,640,000		2,682,687
Alcon Finance, Gtd. Notes	2.75	9/23/2026	1,746,000	[a]	1,785,406
Alcon Finance, Gtd. Notes	3.80	9/23/2049	3,237,000	[a]	3,377,610
CVS Health, Sr. Unscd. Notes	3.25	8/15/2029	633,000		639,014
CVS Health, Sr. Unscd. Notes	4.30	3/25/2028	1,620,000		1,760,002
Gilead Sciences, Sr. Unscd. Notes	4.75	3/1/2046	1,180,000		1,412,480
Medtronic, Gtd. Notes	4.63	3/15/2045	202,000		259,555
Mylan, Gtd. Notes	3.15	6/15/2021	1,060,000		1,073,895
Shire Acquisitions Investments Ireland, Gtd. Notes	2.88	9/23/2023	1,430,000		1,460,613
Takeda Pharmaceutical, Sr. Unscd. Notes	5.00	11/26/2028	1,361,000	[a]	1,599,218
UnitedHealth Group, Sr. Unscd. Notes	4.75	7/15/2045	1,735,000		2,120,605
				25,085,267
Industrial - 1.9%
3M, Sr. Unscd. Notes	4.00	9/14/2048	4,317,000		4,900,888
Eaton, Gtd. Notes	3.10	9/15/2027	4,300,000		4,483,607
General Electric, Sr. Unscd. Notes	4.13	10/9/2042	214,000		219,267
General Electric, Sub. Notes	5.30	2/11/2021	75,000		77,746
Heathrow Funding, Sr. Scd. Bonds	4.88	7/15/2021	100,000	[a]	104,509
Penske Truck Leasing, Sr. Unscd. Notes	2.70	11/1/2024	3,057,000	[a]	3,088,524
Penske Truck Leasing, Sr. Unscd. Notes	3.65	7/29/2021	1,678,000	[a]	1,719,421
Sydney Airport Finance, Sr. Scd. Notes	3.38	4/30/2025	70,000	[a]	72,526
				14,666,488
Information Technology - .5%
Fiserv, Sr. Unscd. Notes	3.50	7/1/2029	2,806,000		2,963,889
Oracle, Sr. Unscd. Notes	2.65	7/15/2026	975,000		1,001,354
				3,965,243
Insurance - 3.0%
American International Group, Jr. Sub. Debs.	8.18	5/15/2058	2,825,000		3,789,794
American International Group, Sr. Unscd. Notes	4.88	6/1/2022	2,305,000		2,472,488
Berkshire Hathaway Finance, Gtd. Notes	4.20	8/15/2048	2,800,000		3,289,260
Lincoln National, Sr. Unscd. Notes	3.80	3/1/2028	278,000		298,213
Massachusetts Mutual Life Insurance, Sub. Notes	4.90	4/1/2077	179,000	[a]	222,717

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.8% (continued)
Insurance - 3.0% (continued)
MetLife, Jr. Sub. Debs.	6.40	12/15/2036	3,862,000		4,696,984
Pricoa Global Funding I, Scd. Notes	2.45	9/21/2022	150,000	[a]	151,951
Principal Financial Group, Gtd. Notes	4.70	5/15/2055	3,110,000		3,106,952
Prudential Financial, Jr. Sub. Notes	5.63	6/15/2043	1,645,000		1,785,837
Prudential Financial, Jr. Sub. Notes	5.70	9/15/2048	264,000		300,015
The Allstate, Jr. Sub. Bonds	6.50	5/15/2057	2,325,000		2,874,677
				22,988,888
Internet Software & Services - .5%
Amazon.com, Sr. Unscd. Notes	4.05	8/22/2047	1,345,000		1,601,036
Tencent Holdings, Sr. Unscd. Notes	3.60	1/19/2028	400,000	[a]	417,507
Tencent Holdings, Sr. Unscd. Notes	3.98	4/11/2029	2,011,000	[a]	2,168,464
				4,187,007
Media - 3.3%
Charter Communications Operating, Sr. Scd. Notes	5.38	5/1/2047	1,446,000		1,592,550
Charter Communications Operating, Sr. Scd. Notes	5.75	4/1/2048	1,939,000		2,230,298
Comcast, Gtd. Notes	3.70	4/15/2024	235,000		251,990
Comcast, Gtd. Notes	4.15	10/15/2028	55,000		62,201
Comcast, Gtd. Notes	4.70	10/15/2048	545,000		670,993
Cox Communications, Sr. Unscd. Notes	4.60	8/15/2047	1,060,000	[a]	1,161,132
CSC Holdings, Gtd. Notes	6.50	2/1/2029	2,408,000	[a]	2,701,475
CSC Holdings, Sr. Unscd. Notes	7.50	4/1/2028	1,250,000	[a]	1,412,500
Diamond Sports Group, Sr. Scd. Notes	5.38	8/15/2026	1,212,000	[a]	1,268,055
Sirius XM Radio, Gtd. Notes	4.63	7/15/2024	959,000	[a]	1,004,553
Sirius XM Radio, Gtd. Notes	5.00	8/1/2027	2,788,000	[a]	2,941,340
Sky, Gtd. Notes	3.75	9/16/2024	3,030,000	[a]	3,266,175
Viacom, Jr. Sub. Debs.	5.88	2/28/2057	2,890,000		3,007,406
VTR Finance, Sr. Scd. Notes	6.88	1/15/2024	4,152,000	[a]	4,266,180
				25,836,848
Metals & Mining - 1.5%
BHP Billiton Finance USA, Gtd. Notes	6.75	10/19/2075	8,520,000	[a]	10,002,224
Glencore Funding, Gtd. Notes	4.63	4/29/2024	1,170,000	[a]	1,251,708
				11,253,932
Municipal Securities - 1.0%
California, GO (Build America Bonds)	7.30	10/1/2039	3,705,000		5,738,082
California, GO (Build America Bonds)	7.55	4/1/2039	270,000		443,386

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.8% (continued)
Municipal Securities - 1.0% (continued)
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	980,000		1,296,873
				7,478,341
Real Estate - 2.4%
American Tower, Sr. Unscd. Notes	2.75	1/15/2027	7,000,000		7,037,018
American Tower, Sr. Unscd. Notes	2.95	1/15/2025	3,015,000		3,099,854
Digital Realty Trust, Gtd. Bonds	3.70	8/15/2027	1,240,000		1,308,121
Healthpeak Properties, Sr. Unscd. Notes	3.25	7/15/2026	1,996,000		2,082,903
Iron Mountain, Gtd. Notes	4.88	9/15/2029	2,733,000	[a]	2,804,741
Simon Property Group, Sr. Unscd. Notes	3.50	9/1/2025	2,040,000		2,180,657
				18,513,294
Retailing - .3%
Starbucks, Sr. Unscd. Notes	4.45	8/15/2049	2,263,000		2,615,128
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Gtd. Notes	3.00	1/15/2022	1,405,000		1,424,056
Broadcom, Gtd. Notes	4.25	4/15/2026	5,975,000	[a]	6,246,261
Broadcom, Gtd. Notes	4.75	4/15/2029	3,301,000	[a]	3,499,917
NXP, Gtd. Notes	3.88	9/1/2022	448,000	[a]	463,608
				11,633,842
Technology Hardware & Equipment - 1.6%
Dell International, Sr. Scd. Notes	6.02	6/15/2026	1,265,000	[a]	1,444,740
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.40	10/15/2022	900,000		954,381
International Business Machines, Sr. Unscd. Notes	3.00	5/15/2024	6,050,000		6,287,057
International Business Machines, Sr. Unscd. Notes	4.25	5/15/2049	3,025,000		3,442,766
				12,128,944
Telecommunication Services - 2.7%
AT&T, Sr. Unscd. Bonds	4.90	8/15/2037	1,065,000		1,213,556
AT&T, Sr. Unscd. Notes	5.35	12/15/2043	1,520,000		1,822,357
AT&T, Sr. Unscd. Notes	5.45	3/1/2047	3,190,000		3,857,031
DKT Finance, Sr. Scd. Notes	9.38	6/17/2023	2,200,000	[a]	2,355,100
Qwest, Sr. Unscd. Debs.	6.88	9/15/2033	1,800,000		1,813,050
Rogers Communications, Gtd. Notes	3.70	11/15/2049	2,012,000		2,062,877
Rogers Communications, Gtd. Notes	4.10	10/1/2023	1,025,000		1,093,816
Sprint Spectrum, Sr. Scd. Notes	4.74	3/20/2025	1,567,000	[a]	1,674,747
Telefonica Emisiones, Gtd. Notes	5.21	3/8/2047	1,010,000		1,176,145
Verizon Communications, Sr. Unscd. Notes	3.38	2/15/2025	310,000		329,259
Verizon Communications, Sr. Unscd. Notes	4.02	12/3/2029	2,045,000		2,287,821

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.8% (continued)
Telecommunication Services - 2.7% (continued)
Verizon Communications, Sr. Unscd. Notes	4.67	3/15/2055	953,000		1,162,348
				20,848,107
Transportation - .3%
FedEx, Gtd. Notes	4.40	1/15/2047	1,940,000		1,978,415
Ryder System, Sr. Unscd. Notes	3.50	6/1/2021	194,000		198,363
Union Pacific, Sr. Unscd. Notes	4.50	9/10/2048	98,000		118,392
				2,295,170
U.S. Government Agencies Mortgage-Backed - 19.0%
Federal Home Loan Mortgage Corp.:
3.50%, 8/1/30-8/1/46			9,331,480	[c]	9,853,131
5.00%, 9/1/40			164,361	[c]	181,839
5.50%, 5/1/40			24,254	[c]	26,191
Federal National Mortgage Association:
3.00%, 10/1/30-4/1/43			26,542,951	[c]	27,274,769
3.50%, 2/1/27-4/1/49			49,566,224	[c]	51,639,613
4.00%, 6/1/49			5,200,000	[c]	5,451,185
4.50%, 8/1/48			8,211,038	[c]	8,780,621
5.50%, 2/1/33-7/1/40			1,854,665	[c]	2,084,162
7.50%, 11/1/29			1	[c]	1
Government National Mortgage Association I:
5.50%, 4/15/33			390,452		438,626
Government National Mortgage Association II:
2.50%, 11/20/46			5,862,714		5,940,562
3.00%, 11/20/45-11/20/47			24,367,266		24,972,196
4.00%, 10/20/47-1/20/48			5,861,283		6,113,380
4.50%, 7/20/48			3,797,245		4,004,577
				146,760,853
U.S. Treasury Securities - 16.2%
U.S. Treasury Bonds	3.00	2/15/2049	4,610,900		5,431,136
U.S. Treasury Bonds	3.50	2/15/2039	17,031,500		21,138,021
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL +.04%	1.67	7/31/2020	9,306,500	[b]	9,299,009
U.S. Treasury Notes	1.25	8/31/2024	11,717,700		11,575,806
U.S. Treasury Notes	1.38	8/31/2026	14,057,100		13,851,734
U.S. Treasury Notes	2.38	4/30/2026	9,990,100		10,469,898
U.S. Treasury Notes	2.38	5/15/2029	28,239,700		29,948,974
U.S. Treasury Notes	2.50	2/28/2026	22,093,100		23,299,159
				125,013,737
Utilities - 4.4%
AES Gener, Jr. Sub. Notes	6.35	10/7/2079	1,450,000	[a]	1,458,410
Arizona Public Service, Sr. Unscd. Notes	4.25	3/1/2049	4,338,000		5,076,759

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.8% (continued)
Utilities - 4.4% (continued)
Black Hills, Sr. Unscd. Notes	3.88	10/15/2049	1,774,000		1,816,524
Black Hills, Sr. Unscd. Notes	3.95	1/15/2026	193,000		204,765
Black Hills, Sr. Unscd. Notes	4.25	11/30/2023	100,000		106,867
Consumers Energy, First Mortgage Bonds	3.10	8/15/2050	1,753,000		1,773,991
Dominion Energy, Sr. Unscd. Notes, Ser. D	2.85	8/15/2026	2,365,000		2,408,852
DTE Energy, Sr. Unscd. Notes, Ser. C	3.40	6/15/2029	3,251,000		3,410,485
Duke Energy, Sr. Unscd. Notes	3.15	8/15/2027	355,000		370,044
Duke Energy Carolinas, First Mortgage Bonds	3.95	11/15/2028	4,445,000		5,027,586
Duquesne Light Holdings, Sr. Unscd. Notes	6.40	9/15/2020	163,000	[a]	168,501
Enel Finance International, Gtd. Notes	2.75	4/6/2023	200,000	[a]	201,769
Enel Finance International, Gtd. Notes	4.63	9/14/2025	306,000	[a]	335,786
Evergy Metro, Sr. Scd. Notes	4.20	6/15/2047	167,000		194,205
Exelon, Sr. Unscd. Notes	3.40	4/15/2026	91,000		95,803
Exelon Generation, Sr. Unscd. Notes	6.25	10/1/2039	355,000		444,045
FirstEnergy, Sr. Unscd. Notes, Ser. C	4.85	7/15/2047	179,000		213,664
Kentucky Utilities, First Mortgage Bonds	4.38	10/1/2045	1,210,000		1,438,492
Louisville Gas & Electric, First Mortgage Bonds	4.38	10/1/2045	1,410,000		1,641,439
NiSource, Jr. Sub. Notes	5.65	6/15/2023	134,000		136,106
Piedmont Natural Gas, Sr. Unscd. Notes	3.50	6/1/2029	3,262,000		3,510,529
PPL Electric Utilities, First Mortgage Bonds	4.15	6/15/2048	315,000		370,232
Rochester Gas & Electric, First Mortgage Bonds	3.10	6/1/2027	1,969,000	[a]	2,057,375
Sierra Pacific Power, Mortgage Notes, Ser. P	6.75	7/1/2037	550,000		791,334
Southern Co. Gas Capital, Gtd. Notes	3.95	10/1/2046	98,000		103,485
Southern Co. Gas Capital, Gtd. Notes	4.40	5/30/2047	211,000		236,764
The Cleveland Electric Illuminating Company, Sr. Unscd. Notes	3.50	4/1/2028	150,000	[a]	157,857
				33,751,669
Total Bonds and Notes (cost $719,877,163)			747,756,223

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $11,126,469)	1.79	11,126,469	[d] 11,126,469
Total Investments (cost $731,003,632)		98.3%	758,882,692
Cash and Receivables (Net)		1.7%	13,385,486
Net Assets		100.0%	772,268,178

LIBOR—London Interbank Offered Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, these securities were valued at $185,876,690 or 24.07% of net assets.

b Variable rate security—rate shown is the interest rate in effect at period end.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Mortgage Securities	21.9
Government	17.7
Financial	14.1
Asset Backed Securities	8.5
Communications	6.6
Consumer, Non-cyclical	5.8
Utilities	4.4
Technology	3.6
Consumer, Cyclical	3.5
Energy	3.2
Basic Materials	3.1
Industrial	2.6
Collateralized Loan Obligations	1.5
Investment Companies	1.5
Banks	.2
Beverages	.1
98.3

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Company	Value 4/30/19 ($)	Purchases ($)	Sales ($)	Value 10/31/2019 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	4,192,363	266,494,491	259,560,385	11,126,469	1.5	166,285

See notes to financial statements.

STATEMENT OF FUTURES
October 31, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation ($)
Futures Short
U.S. Treasury 10 Year Notes	30	12/19	3,948,046	3,908,906	39,140
Ultra 10 Year U.S. Treasury Notes	104	12/19	14,901,006	14,779,376	121,630
Gross Unrealized Appreciation				160,770

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	719,877,163	747,756,223
Affiliated issuers	11,126,469	11,126,469
Receivable for shares of Common Stock subscribed		18,226,802
Receivable for investment securities sold		6,645,307
Interest receivable		4,664,584
Cash collateral held by broker—Note 4		204,851
Prepaid expenses		69,440
		788,693,676
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		277,805
Cash overdraft due to Custodian		92,437
Payable for investment securities purchased		15,138,092
Payable for shares of Common Stock redeemed		657,347
Payable for futures variation margin—Note 4		152,751
Directors fees and expenses payable		10,123
Other accrued expenses		96,943
		16,425,498
Net Assets ($)		772,268,178
Composition of Net Assets ($):
Paid-in capital		765,413,910
Total distributable earnings (loss)		6,854,268
Net Assets ($)		772,268,178

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	369,393,595	7,965,242	381,398,960	13,510,381
Shares Outstanding	35,175,244	758,051	36,315,609	1,286,922
Net Asset Value Per Share ($)	10.50	10.51	10.50	10.50

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2019 (Unaudited)

Investment Income ($):
Income:
Interest (net of $7,630 foreign taxes withheld at source)	11,118,187
Dividends from affiliated issuers	166,285
Total Income	11,284,472
Expenses:
Management fee—Note 3(a)	1,156,602
Shareholder servicing costs—Note 3(c)	714,623
Professional fees	115,089
Registration fees	93,765
Directors’ fees and expenses—Note 3(d)	35,272
Distribution fees—Note 3(b)	25,495
Prospectus and shareholders’ reports	20,280
Custodian fees—Note 3(c)	12,604
Loan commitment fees—Note 2	8,430
Miscellaneous	55,534
Total Expenses	2,237,694
Less—reduction in expenses due to undertaking—Note 3(a)	(248,453)
Net Expenses	1,989,241
Investment Income—Net	9,295,231
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	8,670,007
Net realized gain (loss) on futures	(1,079,554)
Net Realized Gain (Loss)	7,590,453
Net change in unrealized appreciation (depreciation) on investments	19,420,419
Net change in unrealized appreciation (depreciation) on futures	227,701
Net Change in Unrealized Appreciation (Depreciation)	19,648,120
Net Realized and Unrealized Gain (Loss) on Investments	27,238,573
Net Increase in Net Assets Resulting from Operations	36,533,804

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019
Operations ($):
Investment income—net	9,295,231	10,106,001
Net realized gain (loss) on investments	7,590,453	(1,144,806)
Net change in unrealized appreciation (depreciation) on investments	19,648,120	(5,489,507)
Net Increase (Decrease) in Net Assets Resulting from Operations	36,533,804	3,471,688
Distributions ($):
Distributions to shareholders:
Class A	(5,178,878)	(6,017,614)
Class C	(70,215)	(71,841)
Class I	(4,101,478)	(2,553,929)
Class Y	(318,040)	(1,687,775)
Total Distributions	(9,668,611)	(10,331,159)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	22,183,900	36,262,376
Class C	2,884,532	2,223,905
Class I	249,746,211	129,597,870
Class Y	95,459	4,274,937
Net assets received in connection with reorganization—Note 1	-	488,067,361
Distributions reinvested:
Class A	4,651,769	5,362,750
Class C	54,471	50,786
Class I	4,071,147	2,513,292
Class Y	117,933	1,456,491
Cost of shares redeemed:
Class A	(23,828,995)	(53,299,572)
Class C	(1,059,555)	(997,256)
Class I	(71,222,660)	(44,695,535)
Class Y	(45,477,748)	(2,261,721)
Increase (Decrease) in Net Assets from Capital Stock Transactions	142,216,464	568,555,684
Total Increase (Decrease) in Net Assets	169,081,657	561,696,213
Net Assets ($):
Beginning of Period	603,186,521	41,490,308
End of Period	772,268,178	603,186,521

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	2,151,082	2,610,781
Shares issued in connection with reorganization—Note 1	-	37,150,527
Shares issued for distributions reinvested	447,541	544,125
Shares redeemed	(2,307,534)	(5,439,160)
Net Increase (Decrease) in Shares Outstanding	291,089	34,866,273
Class Cb
Shares sold	277,657	114,151
Shares issued in connection with reorganization—Note 1	-	558,223
Shares issued for distributions reinvested	5,232	5,148
Shares redeemed	(101,866)	(102,002)
Net Increase (Decrease) in Shares Outstanding	181,023	575,520
Class Ia
Shares sold	24,151,478	11,748,045
Shares issued in connection with reorganization—Note 1	-	11,218,347
Shares issued for distributions reinvested	391,084	254,282
Shares redeemed	(6,954,444)	(4,506,390)
Net Increase (Decrease) in Shares Outstanding	17,588,118	18,714,284
Class Y
Shares sold	9,243	106,197
Shares issued in connection with reorganization—Note 1	-	1,545,225
Shares issued for distributions reinvested	11,543	148,216
Shares redeemed	(4,486,673)	(232,718)
Net Increase (Decrease) in Shares Outstanding	(4,465,887)	1,566,920

[a] During the period ended October 31, 2019, 5 Class A shares representing $49 were exchanged for 5 Class I shares and during the period ended April 30, 2019, 2,103 Class A shares representing $21,090 were exchanged for 2,103 Class I shares.

[b] During the period ended October 31, 2019, 1,534 Class C shares representing $15,985 were automatically converted to 1,536 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

Please note that financial highlights information in the following tables for the fund’s Class Y shares represents the financial highlights of the Institutional shares, respectively of the fund’s predecessor, FundVantage Trust, Insight Investment Grade Bond Fund, before the fund commenced operations as of the close of business on February 2, 2018, and represents the performance of the fund’s Class Y thereafter. Before the fund commenced operations, all of the assets of the FundVantage Trust, Insight Investment Grade Bond Fund were transferred to the fund in exchange for Class Y shares of the fund in a tax-free reorganization. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

	Six Months Ended
	October 31, 2019	Year Ended April 30,
Class A Shares	(Unaudited)	2019	2018[a]
Per Share Data ($):
Net asset value, beginning of period	10.06	9.84	10.00
Investment Operations:
Investment income—net[b]	.14	.31	.03
Net realized and unrealized gain (loss) on investments	.45	.22[c]	(.12)
Total from Investment Operations	.59	.53	(.09)
Distributions:
Dividends from investment income—net	(.15)	(.31)	(.07)
Net asset value, end of period	10.50	10.06	9.84
Total Return (%)[d]	5.87[e]	5.51	(.92)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.78[f]	.78	2.05[f]
Ratio of net expenses to average net assets	.70[f]	.70	.70[f]
Ratio of net investment income to average net assets	2.74[f]	3.15	3.10[f]
Portfolio Turnover Rate	72.20[e]	185.04[g]	293.18
Net Assets, end of period ($ x 1,000)	369,394	351,017	176

a From February 3, 2018 (commencement of initial offering) to April 30, 2018.

b Based on average shares outstanding.

c The direction of this amount may be different than the change in the Statement of Operations for the year. This is due to timing of capital transactions including the merger on October 19, 2018 with Dreyfus Intermediate Term Income Fund.

d Exclusive of sales charge.

e Not annualized.

f Annualized.

g The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended April 30, 2019 was 181.97%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	October 31, 2019	Year Ended April 30,
Class C Shares	(Unaudited)	2019	2018[a]
Per Share Data ($):
Net asset value, beginning of period	10.07	9.84	10.00
Investment Operations:
Investment income—net[b]	.10	.23	.05
Net realized and unrealized gain (loss) on investments	.45	.24[c]	(.16)
Total from Investment Operations	.55	.47	(.11)
Distributions:
Dividends from investment income—net	(.11)	(.24)	(.05)
Net asset value, end of period	10.51	10.07	9.84
Total Return (%)d	5.47[e]	4.81	(1.10)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.55[f]	1.56	3.16[f]
Ratio of net expenses to average net assets	1.45[f]	1.45	1.45[f]
Ratio of net investment income to average net assets	1.96[f]	2.39	2.35[f]
Portfolio Turnover Rate	72.20[e]	185.04[g]	293.18
Net Assets, end of period ($ x 1,000)	7,965	5,810	15

a From February 3, 2018 (commencement of initial offering) to April 30, 2018.

b Based on average shares outstanding.

c The direction of this amount may be different than the change in the Statement of Operations for the year. This is due to timing of capital transactions including the merger on October 19, 2018 with Dreyfus Intermediate Term Income Fund.

d Exclusive of sales charge.

e Not annualized.

f Annualized.

g The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended April 30, 2019 was 181.97%.

See notes to financial statements.

	Six Months Ended
	October 31, 2019	Year Ended April 30,
Class I Shares	(Unaudited)	2019	2018[a]
Per Share Data ($):
Net asset value, beginning of period	10.06	9.83	10.00
Investment Operations:
Investment income—net[b]	.15	.31	.03
Net realized and unrealized gain (loss) on investments	.45	.26[c]	(.13)
Total from Investment Operations	.60	.57	(.10)
Distributions:
Dividends from investment income—net	(.16)	(.34)	(.07)
Net asset value, end of period	10.50	10.06	9.83
Total Return (%)	6.00[d]	5.92	(.97)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.53[e]	.47	1.98[e]
Ratio of net expenses to average net assets	.45[e]	.45	.45[e]
Ratio of net investment income to average net assets	2.91[e]	3.35	.3.35[e]
Portfolio Turnover Rate	72.20d	185.04[f]	293.18
Net Assets, end of period ($ x 1,000)	381,399	188,471	130

a From February 3, 2018 (commencement of initial offering) to April 30, 2018.

b Based on average shares outstanding.

c The direction of this amount may be different than the change in the Statement of Operations for the year. This is due to timing of capital transactions including the merger on October 19, 2018 with Dreyfus Intermediate Term Income Fund.

d Not annualized.

e Annualized.

f The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended April 30, 2019 was 181.97%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2019		Year Ended April 30,
Class Y Shares†	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	10.06	9.84	10.06	10.09	10.20	10.03
Investment Operations:
Investment income—net[a]	.15	.33	.27	.27	.28	.30
Net realized and unrealized gain (loss) on investments	.45	.22[b]	(.17)	.05	(.09)	.18
Total from Investment Operations	.60	.55	.10	.32	.19	.48
Distributions:
Dividends from investment income—net	(.16)	(.33)	(.27)	(.29)	(.30)	(.31)
Dividends from net realized gain on investments	-	-	(.05)	(.05)	-	-
Return of capital	-	-	-	(.01)	-	-
Total Distributions	(.16)	(.33)	(.32)	(.35)	(.30)	(.31)
Net asset value, end of period	10.50	10.06	9.84	10.06	10.09	10.20
Total Return (%)	6.01[c]	5.76	.95	3.19	1.92	4.86
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.45[d]	.63	1.21	1.30	1.28	1.27
Ratio of net expenses to average net assets	.45[d]	.45	.76	.85	.85	.85
Ratio of net investment income to average net assets	3.07[d]	3.38	2.69	2.70	2.84	2.94
Portfolio Turnover Rate	72.20[c]	185.04[e]	293.18	201.40	46.46	54.37
Net Assets, end of period ($ x 1,000)	13,510	57,889	41,170	40,774	39,512	38,775

† Represents information for Institutional shares of the fund’s predecessor, FundVantage Trust, Insight Investment Grade Bond Fund, through February 2, 2018.

a Based on average shares outstanding.

b The direction of this amount may be different than the change in the Statement of Operations for the year. This is due to timing of capital transactions including the merger on October 19, 2018 with Dreyfus Intermediate Term Income Fund.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended April 30, 2019 was 181.97%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Core Plus Fund (the “fund”) is a separate diversified series of BNY Mellon Absolute Insight Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek high total return consistent with preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-investment adviser.

Effective June 3, 2019, the fund changed its name from BNY Mellon Insight Core Plus Fund to BNY Mellon Core Plus Fund. In addition, The Dreyfus Corporation, the fund’s investment adviser, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), and futures are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2019 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed	-	65,854,323	-	65,854,323
Collateralized Loan Obligations	-	11,939,381	-	11,939,381
Collateralized Municipal-Backed Securities	-	93,588	-	93,588
Commercial Mortgage-Backed	-	22,007,313	-	22,007,313
Corporate Bonds	-	364,573,679	-	364,573,679
Foreign Governmental	-	4,035,008	-	4,035,008
Investment Companies	11,126,469	-	-	11,126,469
Municipal Securities	-	7,478,341	-	7,478,341
U.S. Government Agencies Mortgage-Backed	-	146,760,853	-	146,760,853
U.S. Treasury Securities	-	125,013,737	-	125,013,737
Other Financial Instruments:
Futures††	160,770	-	-	160,770

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Risk: The fund invests in collateralized loan obligations (“CLOs”). CLOs and other structured credit investments are generally backed by an asset or a pool of assets (typically senior secured loans, certain subordinated loans and other credit-related assets in the case of a CLOs) which serve as collateral. The cash flows from CLOs and structured credit investments are split into two or more portions, called tranches, varying in risk and yield. The fund and other investors in CLOs and structured finance securities ultimately bear the credit risk of the underlying collateral. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. The fund may invest in any tranche, including the equity tranche. The riskiest portion is the “equity” tranche, which is subordinate to the other tranches in the event of defaults. Senior tranches typically have higher ratings and lower yields than its underlying securities, and may be rated investment grade. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

CLOs and other structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs and other structured finance securities. In addition to the general risks associated with investing in debt securities, CLOs securities carry additional risks, including, but not limited to: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the possibility that the class of CLOs held by the fund is subordinate to other senior classes; and (4) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLOs may cause payments on the instruments the fund holds to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which the fund invests, are less liquid than many other types of securities and may be more volatile than the assets underlying the CLOs the fund may target. In addition, CLOs and other structured credit investments may be subject to prepayment risk.

(e) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $28,437,579 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2019. The fund has $15,210,770 of short-term capital losses and $13,226,809 of long-term capital losses from the fund's merger with Dreyfus Intermediate Term Income Fund. The losses from the merger can be utilized but are subject to an annual limitation.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2019 was as follows: ordinary income $10,331,159. The tax character of current year distributions will be determined at the end of the current fiscal year.

(g) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date.

Also effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. The adoption of ASU 2017-08 and ASU 2018-13 had no impact on the operations of the fund for the period ended October 31, 2019.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2019, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from May 1, 2019 through August 30, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and expenses of the underlying money market fund and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. On or after August 30, 2020, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $248,453 during the period ended October 31, 2019.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by the Adviser to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by the Adviser separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

During the period ended October 31, 2019, the Distributor retained $2,099 commissions earned on sales of the fund’s Class A shares and $419 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2019, Class C shares were charged $25,495 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2019, Class A and Class C shares were charged $455,820 and $8,498, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees and the fund has an arrangement with the custodian to receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2019, the fund was charged $85,322 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2019, the fund was charged $12,604 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2019, the fund was charged $4,148 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended October 31, 2019, the fund was charged $7,722 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $219,992, Distribution Plan fees of $4,820, Shareholder Services Plan fees of $79,436, custodian fees of $9,927, Chief Compliance Officer fees of $5,405 and transfer agency fees of $29,447, which are offset against an expense reimbursement currently in effect in the amount of $71,222.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, and futures during the period ended October 31, 2019, amounted to $585,904,708 and $465,095,425, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended October 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October 31, 2019 are set forth in the Statement of Futures.

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2019:

Average Market Value ($)
Interest rate futures	25,470,267

At October 31, 2019, accumulated net unrealized appreciation on investments inclusive of derivatives was $28,039,830, consisting of $29,242,414 gross unrealized appreciation and $1,202,584 gross unrealized depreciation.

At October 31, 2019, the cost of investments inclusive of derivatives for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

For More Information

BNY Mellon Core Plus Fund
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser
Insight North America, LLC
200 Park Avenue, 7th Floor
New York, NY 10166

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DCPAX Class C: DCPCX Class I: DCPIX Class Y: DCPYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 6347SA1019

Item 2.          Code of Ethics.

                       Not applicable.

Item 3.          Audit Committee Financial Expert.

                       Not applicable.

Item 4.          Principal Accountant Fees and Services.

                       Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                       Not applicable.

Item 6.          Investments.

(a)                  Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                       Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                       Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                       There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Absolute Insight Funds, Inc.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      December 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      December 20, 2019

By:         /s/ James Windels

               James Windels

               Treasurer (Principal Financial Officer)

Date:      December 20, 2019

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)